Schedule III Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Schedule III - Real Estate and Accumulated Depreciation [Abstract]
Schedule III - Real Estate and Accumulated Depreciation
ESSEX PROPERTY TRUST, INC. AND SUBSIDIARIES
Financial Statement Schedule III
Real Estate and Accumulated Depreciation
December 31, 2011
(Dollars in thousands)

						Costs
				Initial cost		capitalized	Gross amount carried at close of period
					Buildings and	subsequent to	Land and	Buildings and		Accumulated	Date of	Date	Lives
Property	Units	Location	Encumbrance	Land	improvements	acquisition	improvements	improvements	Total(1)	depreciation	construction	acquired	(years)
Encumbered communities

Alpine Village	301	Alpine, CA	15,690	4,967	19,728	3,062	4,982	22,775	27,757	7,170	1971	12/02	3-30
Anchor Village	301	Mukilteo, WA	10,750	2,498	10,595	10,541	2,824	20,810	23,634	8,070	1981	01/97	3-30
Avondale at Warner Center	446	Woodland Hills, CA	47,396	10,536	24,522	13,764	10,601	38,221	48,822	17,483	1970	01/97	3-30
Bridgeport	184	Newark, CA	22,051	1,608	7,582	5,605	1,525	13,270	14,795	8,870	1987	07/87	3-30
Barkley, The(2)	161	Anaheim, CA	17,015	-	8,520	4,229	2,353	10,396	12,749	3,975	1984	04/00	3-30
Bel Air	462	San Ramon, CA	56,759	12,105	18,252	19,590	12,682	37,265	49,947	17,133	1988	01/97	3-30
Belmont Station	275	Los Angeles, CA	30,045	8,100	66,666	2,645	8,267	69,144	77,411	10,007	2008	12/08	3-30
Bella Villagio	231	San Jose, CA	38,834	17,247	40,343	1,295	17,247	41,638	58,885	1,802	2004	09/10	3-30
Brentwood	140	Santa Ana, CA	19,603	2,833	11,303	5,282	3,502	15,916	19,418	5,049	1970	11/01	3-30
Brighton Ridge	264	Renton, WA	14,948	2,623	10,800	2,560	2,656	13,327	15,983	6,654	1986	12/96	3-30
Brookside Oaks	170	Sunnyvale, CA	20,277	7,301	16,310	19,168	10,328	32,451	42,779	9,673	1973	06/00	3-30
Camarillo Oaks	564	Camarillo, CA	48,622	10,953	25,254	2,362	11,075	27,494	38,569	14,171	1985	07/96	3-30
Camino Ruiz Square	160	Camarillo, CA	21,110	6,871	26,119	685	6,931	26,744	33,675	4,555	1990	12/06	3-30
Canyon Oaks	250	San Ramon, CA	29,389	19,088	44,473	1,028	19,088	45,501	64,589	7,191	2005	05/07	3-30
Canyon Pointe	250	Bothell, WA	14,689	4,692	18,288	3,116	4,693	21,403	26,096	6,118	1990	10/03	3-30
Capri at Sunny Hills	100	Fullerton, CA	18,132	3,337	13,320	5,639	4,048	18,248	22,296	6,026	1961	09/01	3-30
Carlyle, The	132	San Jose, CA	18,936	3,954	15,277	9,718	5,801	23,148	28,949	8,372	2000	04/00	3-30
City View	572	Hayward, CA	64,254	9,883	37,670	20,103	10,350	57,306	67,656	25,819	1975	03/98	3-30
Coldwater Canyon	39	Studio City, CA	5,623	1,674	6,640	1,108	1,676	7,746	9,422	1,589	1979	05/07	3-30
Courtyard off Main	109	Bellevue, WA	16,491	7,465	21,405	1,265	7,465	22,670	30,135	924	2000	10/10	3-30
Devonshire	276	Hemet, CA	10,216	3,470	13,786	1,981	3,482	15,755	19,237	5,080	1988	12/02	3-30
Elevation (Eagle Rim)	157	Redmond, WA	12,087	4,758	14,285	3,840	4,757	18,125	22,882	1,077	1986	06/10	3-30
Emerald Ridge - North	180	Bellevue, WA	9,967	3,449	7,801	2,592	3,449	10,393	13,842	6,101	1987	11/94	3-30
Esplanade	278	San Jose, CA	45,836	18,170	40,086	5,065	18,429	44,892	63,321	11,393	2002	11/04	3-30
Evergreen Heights	200	Kirkland, WA	10,143	3,566	13,395	2,704	3,649	16,016	19,665	7,619	1990	06/97	3-30
Fairwood Pond	194	Renton, WA	13,574	5,296	15,564	1,782	5,297	17,345	22,642	4,511	1997	10/04	3-30
Fountain Park	705	Playa Vista, CA	97,747	25,073	94,980	20,409	25,203	115,259	140,462	31,693	2002	02/04	3-30
Harvest Park	104	Santa Rosa, CA	10,895	6,700	15,479	720	6,690	16,209	22,899	2,769	2004	03/07	3-30
Hampton Place	132	Glendale, CA	21,602	4,288	11,081	3,033	4,307	14,095	18,402	5,901	1970	06/99	3-30
Hidden Valley	324	Simi Valley, CA	31,180	14,174	34,065	1,155	11,663	37,731	49,394	9,383	2004	12/04	3-30
Highridge	255	Rancho Palos Verdes, CA	44,807	5,419	18,347	20,037	6,073	37,730	43,803	14,420	1972	05/97	3-30
Highlands at Wynhaven	333	Issaquah, WA	33,859	16,271	48,932	3,595	16,271	52,527	68,798	6,280	2000	08/08	3-30
Hillcrest Park	608	Newbury Park, CA	70,707	15,318	40,601	12,920	15,755	53,084	68,839	23,030	1973	03/98	3-30
Hillsborough Park	235	La Habra, CA	38,566	6,291	15,455	1,029	6,272	16,503	22,775	6,820	1999	09/99	3-30
Huntington Breakers	342	Huntington Beach, CA	39,321	9,306	22,720	4,601	9,315	27,312	36,627	12,592	1984	10/97	3-30
Inglenook Court	224	Bothell, WA	8,300	3,467	7,881	5,251	3,474	13,125	16,599	7,262	1985	10/94	3-30
Kings Road	196	Los Angeles, CA	29,863	4,023	9,527	7,148	4,031	16,667	20,698	6,856	1979	06/97	3-30
Le Parc Luxury Apartments	140	Santa Clara, CA	12,678	3,090	7,421	10,704	3,092	18,123	21,215	7,834	1975	02/94	3-30
Marbrisa	202	Long Beach, CA	19,391	4,700	18,605	2,026	4,760	20,571	25,331	6,506	1987	09/02	3-30
Mirabella	188	Marina Del Rey, CA	47,154	6,180	26,673	12,220	6,270	38,803	45,073	12,680	2000	05/00	3-30
Mill Creek at Windermere	400	San Ramon, CA	50,787	29,551	69,032	1,242	29,551	70,274	99,825	10,199	2005	09/07	3-30
Park Place/Windsor Court/Cochran	176	Los Angeles, CA	20,299	4,965	11,806	7,613	5,015	19,369	24,384	9,093	1988	08/97	3-30
Montclaire, The	390	Sunnyvale, CA	47,934	4,842	19,776	19,287	4,997	38,908	43,905	24,654	1973	12/88	3-30
Montejo	124	Garden Grove, CA	13,538	1,925	7,685	2,029	2,194	9,445	11,639	3,351	1974	11/01	3-30
Monterey Villas	122	Oxnard, CA	12,776	2,349	5,579	4,425	2,424	9,929	12,353	4,209	1974	07/97	3-30
Park Hill at Issaquah	245	Issaquah, CA	29,956	7,284	21,937	1,488	7,284	23,425	30,709	5,965	1999	02/99	3-30
						Costs
				Initial cost		capitalized	Gross amount carried at close of period
					Buildings and	subsequent to	Land and	Buildings and		Accumulated	Date of	Date	Lives
Property	Units	Location	Encumbrance	Land	improvements	acquisition	improvements	improvements	Total(1)	depreciation	construction	acquired	(years)
Encumbered communities (continued)
Palisades, The	192	Bellevue, WA	21,596	1,560	6,242	9,390	1,565	15,627	17,192	9,084	1977	05/90	3-30
Pathways	296	Long Beach, CA	38,747	4,083	16,757	17,418	6,239	32,019	38,258	18,707	1975	02/91	3-30
Pointe at Cupertino, The	116	Cupertino, CA	12,173	4,505	17,605	7,383	4,505	24,988	29,493	5,141	1963	08/98	3-30
101 San Fernando	323	San Jose, CA	35,261	4,173	58,961	2,332	4,173	61,293	65,466	3,059	2001	07/10	3-30
Sammamish View	153	Bellevue, WA	10,020	3,324	7,501	5,255	3,331	12,749	16,080	7,296	1986	11/94	3-30
Stevenson Place	200	Fremont, CA	22,320	996	5,582	6,594	1,001	12,171	13,172	8,074	1971	04/83	3-30
Stonehedge Village	196	Bothell, WA	12,907	3,167	12,603	3,501	3,201	16,070	19,271	7,642	1986	10/97	3-30
Summerhill Park	100	Sunnyvale, CA	13,971	2,654	4,918	956	2,656	5,872	8,528	4,253	1988	09/88	3-30
Summit Park	300	San Diego, CA	19,457	5,959	23,670	2,984	5,977	26,636	32,613	8,564	1972	12/02	3-30
The Bernard	63	Seattle, CA	10,344	3,699	11,345	5	3,699	11,350	15,049	108	2008	09/11	3-30
Magnolia Square	156	Sunnyvale, CA	18,589	8,190	19,306	8,465	8,191	27,770	35,961	3,427	1969	09/07	3-30
Tierra Vista	404	Oxnard, CA	58,462	13,652	53,336	1,837	13,661	55,164	68,825	14,308	2001	01/01	3-30
Treehouse	164	Santa Ana, CA	17,568	2,626	10,485	3,863	2,957	14,017	16,974	4,371	1970	11/01	3-30
Valley Park	160	Fountain Valley, CA	22,983	3,361	13,420	3,123	3,761	16,143	19,904	5,481	1969	11/01	3-30
Villa Angelina	256	Placentia, CA	28,020	4,498	17,962	3,101	4,962	20,599	25,561	6,910	1970	11/01	3-30
Vista Belvedere	76	Tiburon, CA	10,499	5,573	11,901	3,445	5,573	15,346	20,919	4,457	1963	08/04	3-30
Wandering Creek	156	Kent, WA	5,300	1,285	4,980	3,144	1,296	8,113	9,409	4,499	1986	11/95	3-30
Waterford, The	238	San Jose, CA	31,975	11,808	24,500	12,052	15,165	33,195	48,360	12,433	2000	06/00	3-30
Wilshire Promenade	149	Fullerton, CA	18,560	3,118	7,385	6,395	3,797	13,101	16,898	5,288	1992	01/97	3-30
Wharfside Pointe	142	Seattle, WA	7,277	2,245	7,020	5,531	2,258	12,538	14,796	6,155	1990	06/94	3-30
			1,729,822	442,136	1,391,045	398,435	459,766	1,771,849	2,231,615	557,187
Unencumbered communities
Allegro	97	Valley Village, CA		5,869	23,977	792	5,869	24,769	30,638	1,323	2010	10/10	3-30
Alpine Country	108	Alpine, CA		1,741	6,914	869	1,746	7,778	9,524	2,413	1986	12/02	3-30
Anavia	250	Anaheim, CA		15,925	63,712	5,243	15,925	68,955	84,880	2,360	2009	12/10	3-30
Axis 2300	115	Irvine, CA		5,405	33,585	438	5,405	34,023	39,428	1,988	2010	08/10	3-30
Bluffs II, The	224	San Diego, CA		3,405	7,743	8,622	3,442	16,328	19,770	4,995	1974	06/97	3-30
Bellerive	63	Los Angeles, CA		5,401	21,803	363	5,401	22,166	27,567	325	2011	08/11	3-30
Belmont Terrace	71	Belmont, CA		4,446	10,290	2,118	4,473	12,381	16,854	2,959	1974	10/06	3-30
Bonita Cedars	120	Bonita, CA		2,496	9,913	1,418	2,503	11,324	13,827	3,643	1983	12/02	3-30
Boulevard	172	Fremont, CA		3,520	8,182	9,707	3,580	17,829	21,409	8,521	1978	01/96	3-30
Bridle Trails	108	Kirkland, WA		1,500	5,930	4,922	1,531	10,821	12,352	4,656	1986	10/97	3-30
Bristol Commons	188	Sunnyvale, CA		5,278	11,853	1,537	5,293	13,375	18,668	6,789	1989	01/97	3-30
416 on Broadway	115	Glendale, CA		8,557	34,235	425	8,557	34,660	43,217	1,207	2009	12/10	3-30
Bunker Hill	456	Los Angeles, CA		11,498	27,871	3,632	11,639	31,362	43,001	14,263	1968	03/98	3-30
Cairns, The	100	Seattle, WA		6,937	20,679	240	6,939	20,917	27,856	3,215	2006	06/07	3-30
Cambridge	40	Chula Vista, CA		497	1,973	309	498	2,281	2,779	731	1965	12/02	3-30
Castle Creek	216	Newcastle, WA		4,149	16,028	1,925	4,833	17,269	22,102	8,526	1997	12/97	3-30
CBC Apartments	148	Goleta, CA		6,283	24,000	2,263	6,288	26,258	32,546	5,650	1962	01/06	3-30
Cedar Terrace	180	Bellevue, WA		5,543	16,442	3,346	5,652	19,679	25,331	5,295	1984	01/05	3-30
Chimney Sweep Apartments	91	Goleta, CA		5,558	21,320	1,738	5,618	22,998	28,616	5,691	1967	01/06	3-30
Chestnut Street	96	Santa Cruz, CA		6,582	15,689	884	6,582	16,573	23,155	1,967	2002	07/08	3-30
The Commons	264	Campbell, CA		12,555	29,307	3,438	12,556	32,744	45,300	1,710	1973	07/10	3-30
Corbella at Juanita Bay	169	Kirkland, WA		5,801	17,415	645	5,801	18,060	23,861	706	1978	11/10	3-30
Country Villas	180	Oceanside, CA		4,174	16,583	2,183	4,187	18,753	22,940	6,111	1976	12/02	3-30
Delano	66	Redmond, WA		3,527	10,600	0	3,527	10,600	14,127	15	2005	12/11	3-30

						Costs
				Initial cost		capitalized	Gross amount carried at close of period
					Buildings and	subsequent to	Land and	Buildings and		Accumulated	Date of	Date	Lives
Property	Units	Location	Encumbrance	Land	improvements	acquisition	improvements	improvements	Total(1)	depreciation	construction	acquired	(years)
Unencumbered communities (continued)
Monterra del Mar/Rey/Sol	292	Pasadena, CA		2,202	4,794	27,733	8,385	26,344	34,729	10,915	1972	04/99	3-30
Fairways(3)	74	Newport Beach, CA		-	7,850	2,106	9	9,947	9,956	4,112	1972	06/99	3-30
Foothill Commons	388	Bellevue, WA		2,435	9,821	28,562	2,440	38,378	40,818	15,129	1978	03/90	3-30
Foothill Gardens/Twin Creeks	176	San Ramon, CA		5,875	13,992	2,515	5,964	16,418	22,382	8,311	1985	02/97	3-30
Forest View	192	Renton, WA		3,731	14,530	979	3,731	15,509	19,240	4,524	1998	10/03	3-30
Fountain Court	320	Seattle, WA		6,702	27,306	2,741	6,985	29,764	36,749	12,332	2000	03/00	3-30
Fourth & U	171	Berkeley, CA		8,879	52,351	1,271	8,879	53,622	62,501	3,275	2010	04/10	3-30
Hampton Court	83	Glendale, CA		2,407	5,672	1,843	2,426	7,496	9,922	3,049	1974	06/99	3-30
Hillsdale Garden Apartments	697	San Mateo, CA		22,000	94,681	13,308	22,244	107,745	129,989	18,625	1948	09/06	3-30
Hope Ranch Collection	108	Santa Barbara, CA		4,078	16,877	2,011	4,208	18,758	22,966	2,645	1965	03/07	3-30
Joule	295	Seattle, WA		14,558	69,417	1,910	14,558	71,327	85,885	4,467	2010	03/10	3-30
1000 Kiely	121	Santa Clara, CA		9,359	21,845	1,167	9,359	23,012	32,371	601	1971	03/11	3-30
Linden Square	183	Seattle, WA		4,374	11,588	1,721	4,202	13,481	17,683	5,091	1994	06/00	3-30
Lofts at Pinehurst, The	118	Ventura, CA		1,570	3,912	3,851	1,618	7,715	9,333	3,120	1971	06/97	3-30
Magnolia Lane(4)	32	Sunnyvale, CA		-	5,430	173	-	5,603	5,603	871	2001	06/07	3-30
Marbella, The	60	Los Angeles, CA		2,826	11,269	2,870	2,871	14,094	16,965	3,874	1991	09/05	3-30
Marina City Club(5)	101	Marina Del Rey, CA		-	28,167	4,845	-	33,012	33,012	9,046	1971	01/04	3-30
Marina Cove(6)	292	Santa Clara, CA		5,320	16,431	6,403	5,324	22,830	28,154	12,103	1974	06/94	3-30
Mariners Place	105	Oxnard, CA		1,555	6,103	1,601	1,562	7,697	9,259	3,105	1987	05/00	3-30
Meadowood	320	Simi Valley, CA		7,852	18,592	4,380	7,898	22,926	30,824	11,000	1986	11/96	3-30
Mesa Village	133	Clairemont, CA		1,888	7,498	936	1,894	8,428	10,322	2,536	1963	12/02	3-30
Mira Monte	355	Mira Mesa, CA		7,165	28,459	7,336	7,186	35,774	42,960	12,507	1982	12/02	3-30
Mission Hills	282	Oceanside, CA		10,099	38,778	3,554	10,167	42,264	52,431	10,092	1984	07/05	3-30
Mt. Sutro	99	San Francisco, CA		2,334	8,507	2,504	2,809	10,536	13,345	4,445	1973	06/01	3-30
Muse	152	Hollywood, CA		39,100	-	2,697	7,823	33,974	41,797	1,410	11/10	09/10	3-30
Pinehurst(7)	28	Ventura, CA		355	1,356	364	6	2,069	2,075	628	1973	12/04	3-30
Regency at Encino	75	Encino, CA		3,184	12,737	1,094	3,184	13,830	17,014	1,099	1989	12/09	3-30
Salmon Run at Perry Creek	132	Bothell, WA		3,717	11,483	864	3,801	12,263	16,064	4,541	2000	10/00	3-30
San Marcos	432	Richmond, CA		15,563	36,204	25,997	22,866	54,898	77,764	15,222	2003	11/03	3-30
Santee Court	165	Los Angeles, CA		6,177	24,716	517	6,177	25,233	31,410	1,039	2004	10/10	3-30
Santee Village	73	Los Angeles, CA		3,404	15,601	640	3,404	16,241	19,645	230	2011	07/11	3-30
Shadow Point	172	Spring Valley, CA		2,812	11,170	1,666	2,820	12,828	15,648	4,062	1983	12/02	3-30
The Laurels at Mill Creek	164	Mill Creek, WA		1,559	6,430	4,472	1,595	10,866	12,461	4,872	1981	12/96	3-30
The Grand	243	Oakland, CA		4,531	89,208	3,755	4,531	92,963	97,494	9,851	2009	01/09	3-30
Tierra del Sol/Norte	156	El Cajon, CA		2,455	9,753	1,033	2,463	10,778	13,241	3,440	1969	12/02	3-30
Trabucco Villas	132	Lake Forest, CA		3,638	8,640	1,469	3,890	9,857	13,747	4,462	1985	10/97	3-30
Tuscana	30	Tracy, CA		2,828	6,599	155	2,870	6,712	9,582	1,036	2007	02/07	3-30
Via	284	Sunnyvale, CA		22,000	-	82,270	22,016	82,254	104,270	1,051	07/09	04/08	3-30
Vista Capri - North	106	San Diego, CA		1,663	6,609	788	1,668	7,392	9,060	2,228	1975	12/02	3-30
Walnut Heights	163	Walnut, CA		4,858	19,168	1,883	4,887	21,022	25,909	5,929	1964	10/03	3-30
Windsor Ridge	216	Sunnyvale, CA		4,017	10,315	4,342	4,021	14,653	18,674	10,382	1989	03/89	3-30
Woodland Commons	236	Bellevue, WA		2,040	8,727	9,235	2,044	17,958	20,002	8,915	1978	03/90	3-30
Woodside Village	145	Ventura, CA		5,331	21,036	2,413	5,341	23,439	28,780	5,706	1987	12/04	3-30
	27,419		1,729,822	835,224	2,670,710	727,465	837,737	3,395,662	4,233,399	904,125

						Costs
	Rentable			Initial cost		capitalized	Gross amount carried at close of period
	Square				Buildings and	subsequent to	Land and	Buildings and		Accumulated	Date of	Date	Lives
Property	Footage	Location	Encumbrance	Land	improvements	acquisition	improvements	improvements	Total(1)	depreciation	construction	acquired	(years)
Other real estate assets
Office Buildings
Essex Hollywood	35,000	Los Angeles, CA		10,200	13,800	2,154	10,200	15,954	26,154	3,740	1938	07/06	3-30
Santa Clara Square	139,000	Santa Clara, CA	10,388	6,472	11,704	1,670	6,472	13,374	19,846	734	1970	09/11	3-30
925/935 East Meadow	31,900	Palo Alto, CA		1,401	3,172	7,985	3,147	9,411	12,558	3,173	1988	11/97	3-30
17461 Derian	110,000	Irvine, CA		3,079	12,315	5,713	3,105	18,002	21,107	8,254	1983	07/00	3-30
Consolidated Development Pipeline			5,648	25,139	-	19,147	44,280	-	44,280	-

Total apartment communities and other real estate assets			$1,745,858	$881,515	$2,711,701	$764,134	$904,941	$3,452,403	$4,357,344	$920,026

(1)	The aggregate cost for federal income tax purposes is approximately $3.0 billion (unaudited).
(2)	The land is leased pursuant to a ground lease expiring 2082.
(3)	The land is leased pursuant to a ground lease expiring 2027.
(4)	The land is leased pursuant to a ground lease expiring 2070.
(5)	The land is leased pursuant to a ground lease expiring 2067.
(6)	A portion of land is leased pursuant to a ground lease expiring in 2028.
(7)	The land is leased pursuant to a ground lease expiring in 2028.

A summary of activity for rental properties and accumulated depreciation is as follows:

	2011	2010	2009		2011	2010	2009
Rental properties:				Accumulated depreciation:
Balance at beginning of year	$3,964,561	$3,310,152	$3,177,010	Balance at beginning of year	$775,553	$646,686	$537,248
Improvements	68,338	51,101	79,094	Depreciation expense - Acquisitions	1,279	2,505	18
Acquisition of real estate	103,300	387,300	16,000	Depreciation expense - Discontinued operations	315	700	1,224
Development of real estate	195,634	216,008	74,590	Depreciation expense - Rental properties	148,337	125,662	116,033
Disposition of real estate	(18,769)	-	(36,542)	Dispositions	(5,458)	-	(7,837)
Balance at the end of year	$4,313,064	$3,964,561	$3,310,152	Balance at the end of year	$920,026	$775,553	$646,686